SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 30, 2017
SUPPLEMENTAL FINANCIAL INFORMATION
Net inventories
(In millions)	2017	2016

Raw materials	$214.6	$185.0
Work-in-progress	179.8	156.8
Finished goods	215.2	177.3

Inventories, net	$609.6	$519.1

Property, Plant and Equipment

(In millions)	2017	2016

Land	$31.1	$29.3
Buildings and improvements	638.9	565.3
Machinery and equipment	2,188.2	1,949.5
Construction-in-progress	142.7	117.3

Property, plant and equipment	3,000.9	2,661.4
Accumulated depreciation	(1,903.0)	(1,746.2)

Property, plant and equipment, net	$1,097.9	$915.2

Capitalized software costs
(In millions)	2017	2016

Cost	$428.9	$415.5
Accumulated amortization	(301.8)	(297.9)

Software, net	$127.1	$117.6

Schedule of research and development expense
(In millions)	2017	2016	2015

Research and development expense	$93.4	$89.7	$91.9

Cash paid for interest and income taxes
(In millions)	2017	2016	2015

Interest, net of capitalized amounts	$57.7	$58.9	$60.1
Income taxes, net of refunds	125.6	106.1	129.9